Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues	$ 3,944,540	[1]	$ 3,743,330	[1]	$ 3,431,712
Cost of sales	2,988,138		2,844,077		2,617,317
Gross profit	956,402		899,253		814,395
Selling, general and administrative expenses	650,655		628,044		589,487
Operating income	305,747		271,209		224,908
Interest expense, net	5,206		5,830		4,665
Income before income taxes	300,541		265,379		220,243
Income taxes	91,839		77,660		62,642
Net income	208,702		187,719		157,601
Less: net income attributable to noncontrolling interest	57,315		59,996		54,267
Net income attributable to Watsco, Inc.	$ 151,387		$ 127,723		$ 103,334
Earnings per share for Common and Class B common stock:
Basic	$ 4.33	[2]	$ 3.69	[2]	$ 2.70
Diluted	$ 4.32	[2]	$ 3.68	[2]	$ 2.70

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly consistent during the year, except for dependence on housing completions and related weather and economic conditions.
[2]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.